Business Combinations (Details) - Schedule of business acquisitions, by acquisition $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 01, 2021 USD ($)	Aug. 27, 2021 USD ($)	Aug. 27, 2021 CAD ($)	May 13, 2021 USD ($)	Oct. 02, 2021 USD ($)	Dec. 31, 2021 USD ($)
City Semiconductor Inc [Member]
Business Acquisition [Line Items]
Purchase price – cash consideration						$ 138
Add: debt paid at closing
Less: cash acquired
Net cash paid						138
Total equity consideration						711
Purchase price – accrued cash consideration
Contingent consideration				$ 1,180		1,180
Net consideration						2,029
Fair value of net assets and liabilities assumed:
Current assets other than cash
Property and equipment
Other non-current assets
Current liabilities						(177)
Deferred revenue						(41)
Deferred tax liabilities, non-current
Other non-current liabilities
Long-term debt
Total fair value of net assets acquired						290
Goodwill						1,739
City Semiconductor Inc [Member] | In Process Research and Development [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived
City Semiconductor Inc [Member] | Computer Software, Intangible Asset [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived						139
City Semiconductor Inc [Member] | Technology-Based Intangible Assets [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived						369
City Semiconductor Inc [Member] | Customer Relationships [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived
City Semiconductor Inc [Member] | Order or Production Backlog [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived
City Semiconductor Inc [Member] | Trade Names [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived
TeraXion Inc [Member]
Business Acquisition [Line Items]
Purchase price – cash consideration						74,050
Add: debt paid at closing						6,857
Less: cash acquired						(5,625)
Net cash paid		$ 75,282				75,282
Total equity consideration						82,441
Purchase price – accrued cash consideration
Contingent consideration
Net consideration			$ 200,000			157,723
Fair value of net assets and liabilities assumed:
Current assets other than cash						7,627
Property and equipment						6,009
Other non-current assets
Current liabilities						(5,840)
Deferred revenue						(1,025)
Deferred tax liabilities, non-current						(20,272)
Other non-current liabilities
Long-term debt						(7,580)
Total fair value of net assets acquired						54,002
Goodwill						103,721
TeraXion Inc [Member] | In Process Research and Development [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived						10,304
TeraXion Inc [Member] | Computer Software, Intangible Asset [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived
TeraXion Inc [Member] | Technology-Based Intangible Assets [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived						43,594
TeraXion Inc [Member] | Customer Relationships [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived						12,682
TeraXion Inc [Member] | Order or Production Backlog [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived						2,378
TeraXion Inc [Member] | Trade Names [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived						6,125
ON Design Israel Ltd [Member]
Business Acquisition [Line Items]
Purchase price – cash consideration						6,107
Add: debt paid at closing
Less: cash acquired						(1,133)
Net cash paid	$ 4,974				$ 4,974	4,974
Total equity consideration
Purchase price – accrued cash consideration						7,500
Contingent consideration						4,000
Net consideration						16,474
Fair value of net assets and liabilities assumed:
Current assets other than cash						119
Property and equipment						1,315
Other non-current assets						66
Current liabilities						(754)
Deferred revenue
Deferred tax liabilities, non-current						(1,578)
Other non-current liabilities
Long-term debt
Total fair value of net assets acquired						5,807
Goodwill						10,667
ON Design Israel Ltd [Member] | In Process Research and Development [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived						1,562
ON Design Israel Ltd [Member] | Computer Software, Intangible Asset [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived
ON Design Israel Ltd [Member] | Technology-Based Intangible Assets [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived						5,077
ON Design Israel Ltd [Member] | Customer Relationships [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived
ON Design Israel Ltd [Member] | Order or Production Backlog [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived
ON Design Israel Ltd [Member] | Trade Names [Member]
Fair value of net assets and liabilities assumed:
Intangible asset, finite lived